Initial Public Offering (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 09, 2022	Jun. 30, 2024	Dec. 31, 2023
Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Class of warrant or right exercise price (in Dollars per share)		$ 0.01
Common Class A [Member]
Initial Public Offering (Details) [Line Items]
Class of warrant or right exercise price (in Dollars per share)		18	$ 11.5
Common Class A [Member] | Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Class of warrant or right exercise price (in Dollars per share)	$ 11.5	$ 11.5
Public Warrant [Member] | Common Class A [Member]
Initial Public Offering (Details) [Line Items]
Class of warrant or right exercise price (in Dollars per share)	$ 11.5
IPO [Member]
Initial Public Offering (Details) [Line Items]
Gross proceeds from initial public offering (in Dollars)	$ 115,000,000
IPO [Member] | Common Class A [Member]
Initial Public Offering (Details) [Line Items]
Number of shares issued	11,500,000
Gross proceeds from initial public offering (in Dollars)	$ 115,000,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of shares issued	63,000	63,000	63,000
Gross proceeds from initial public offering (in Dollars)	$ 115,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Initial Public Offering (Details) [Line Items]
Number of shares issued	1,500,000